FAIR VALUE MEASUREMENTS (Details) - Foreign currency exchange forward contracts - Level 2 - Recurring basis $ in Thousands	12 Months Ended
Mar. 31, 2015 USD ($)
Fair Value Derivative Asset Measured on Recurring Basis [Roll Forward]
Balance at beginning of year	$ 6,377
Loss from forward contracts	(8)
Settled	$ (6,369)